Goodwill and Intangible Assets - Schedule of estimated future amortization expenses (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets, Amortization Expense, Maturity Schedule [Abstract]
2021	$ 195,704
2022	193,094
2023	189,512
2024	188,549
2025	183,401
Thereafter	602,536
Total amortization expense	$ 1,552,796	$ 1,700,596